Fair Value Measurements (Details) - EBP 005 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	$ 4,013,944	$ 3,529,101
Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	2,709,815	2,334,587
Eversource Common Shares Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	585,652	508,278
ESOP Allocated Eversource Energy Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	15,764	14,698
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	281,168	286,174
Investments Held by Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	282,857	246,002
Separately Managed Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	78,021	93,636
Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	60,667	45,726
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	1,290,911	1,182,066
Level 1 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 1 | Eversource Common Shares Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	585,652	508,278
Level 1 | ESOP Allocated Eversource Energy Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	15,764	14,698
Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	281,168	286,174
Level 1 | Investments Held by Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	269,639	233,554
Level 1 | Separately Managed Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	78,021	93,636
Level 1 | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	60,667	45,726
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	13,218	12,448
Level 2 | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 2 | Eversource Common Shares Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 2 | ESOP Allocated Eversource Energy Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 2 | Investments Held by Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	13,218	12,448
Level 2 | Separately Managed Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Level 2 | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Uncategorized
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	2,709,815	2,334,587
Uncategorized | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	2,709,815	2,334,587
Uncategorized | Eversource Common Shares Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Uncategorized | ESOP Allocated Eversource Energy Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Uncategorized | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Uncategorized | Investments Held by Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Uncategorized | Separately Managed Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	0	0
Uncategorized | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at Fair Value	$ 0	$ 0